Stock Options and Warrants (Detail) (USD $)	9 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Stock option and warrant activity
Options and warrants outstanding, Number of Shares	30,806,361	18,146,938	10,327,664
Granted, Number of Shares	1,208,973	18,414,144	11,166,274
Exercised, Number of Shares	(1,938,974)	(50,000)	(780,000)
Forfeited /expired/ cancelled, Number of Shares	(7,020,410)	(5,704,721)	(2,567,000)
Options and warrants outstanding, Number of Shares	23,055,950	30,806,361	18,146,938	10,327,664
Outstanding exercisable - Number of Shares	21,476,679	29,986,581
Options and warrants outstanding, Weighted Average Exercise Price	$ 1.13	$ 1.65	$ 1.60
Granted, Weighted Average Exercise Price	$ 0.67	$ 0.74	$ 1.61
Exercised, Weighted Average Exercise Price	$ 0.55		$ 0.26
Forfeited/expired/cancelled, Weighted Average Exercise Price	$ 1.76	$ 1.49	$ 1.73
Options and warrants outstanding, Weighted Average Exercise Price	$ 0.86	$ 1.13	$ 1.65	$ 1.60
Outstanding exercisable, Weighted Average Exercise Price	$ 0.86	$ 1.15
Options and warrants outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 23 days	3 years 3 months 15 days	1 year 10 months 10 days	3 years 2 months 12 days
Outstanding exercisable, Weighted Average Remaining Contractual Life	3 years 8 months 19 days	3 years 2 months 16 days
Options and warrants outstanding , Aggregate Intrinsic Value	$ 2,151,361	$ 177,042	$ 140,321	$ 2,308,279
Exercisable , Aggregate Intrinsic Value	$ 2,027,111	$ 170,042